Notes Payable - Schedule of Notes Payable Activity (Details) (Parenthetical) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Aggregate principal amount		$ 456,250		$ 456,250		$ 390,000
Debt discount		84,167	$ 65,448	216,909	$ 402,469	542,336	$ 339,443
Related party short-term advance				34,015	$ 89,045	292,090	564,105
Accrued interest						7,681	11,011
Note Payable		120,120		120,120		297,756	302,001
Debt discount		$ 843		843		27,244	7,999
Debt conversion, converted instrument, amount				233,750		325,000	223,333
Maximum [Member]
Debt conversion, converted instrument, amount				343,750		296,250
Convertible Notes [Member]
Debt discount
Note Payable	[1]					45,000	310,000
Debt conversion, converted instrument, amount				$ 233,750		325,000	223,333
Notes Payable [Member]
Aggregate principal amount						432,000	538,018
Cash consideration						374,000	450,015
Debt discount						58,000	88,003
Note payable principal amount							75,000
Related party short-term advance							65,000
Notes Payable Two [Member]
Accrued interest							44,379
Notes Payable Three [Member] | Convertible Notes [Member]
Aggregate principal amount						390,000	420,000
Cash consideration						$ 296,250	$ 197,500

[1]	As of December 31, 2016 and 2015, the Company reclassified principal in the aggregate amount of $297,756 and $302,001, respectively (net of debt discount of $27,244 and $7,999, respectively) and accrued interest in the aggregate amount of $7,681 and $11,011, respectively to notes payable, non-current portion, net of debt discount and accrued interest, non-current portion, respectively, on the consolidated balance sheets related to outstanding notes payable that were converted into or exchanged for shares of common stock and warrants subsequent to December 31, 2016 and 2015, respectively. See Note 11 - Subsequent Events for additional details regarding notes payable.